THIS DOCUMENT IS A COPY OF THE FORM N-Q FILED ON SEPTEMBER 29, 2004 PURSUANT TO A RULE 201 TEMPORARY HARDSHIP EXEMPTION.

   As filed with the Securities and Exchange Commission on September 29, 2004



                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number: 811-21421

           NEUBERGER BERMAN REAL ESTATE SECURITIES INCOME FUND, INC.
           ---------------------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180
              (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                   Peter E. Sundman, Chief Executive Officer
           Neuberger Berman Real Estate Securities Income Fund, Inc.
                          605 Third Avenue, 2nd Floor
                         New York, New York 10158-0180

                             Arthur Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                        1800 Massachusetts Avenue, N.W.
                          Washington, D.C. 20036-1221
                  (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Schedule of Investments Neuberger Berman Real Estate Securities Income Fund Inc.
--------------------------------------------------------------------------------

Number of Shares                                                       Market Value+
                                                                     ($000's omitted)
Common Stocks (112.9%)

Apartments (18.8%)
    646,800         Amli Residential Properties Trust                       $ 18,673ss.
    591,100         Apartment Investment &
                      Management                                              18,897
    320,000         Archstone-Smith Trust                                      9,418
    175,000         BNP Residential Properties                                 2,324
    110,000         Camden Property Trust                                      4,950
    601,500         Gables Residential Trust                                  19,880
     58,400         Home Properties                                            2,196
    172,400         Mid-America Apartment
                      Communities                                              6,180
    100,000         Post Properties                                            2,799ss.
    160,900         Town & Country Trust                                       3,931ss.
                                                                            --------
                                                                              89,248

Commercial Services (1.3%)
    250,000         Capital Trust                                              6,117

Community Centers (7.0%)
    107,700         Cedar Shopping Centers                                     1,332
     42,000         Developers Diversified Realty                              1,507
    709,000         Heritage Property Investment Trust                        19,469ss.
    290,700         Kramont Realty Trust                                       4,622
    174,400         New Plan Excel Realty Trust                                4,142ss.
     58,700         Tanger Factory Outlet Centers                              2,328(00)
                                                                            --------
                                                                              33,400

Diversified (11.3%)
    371,500         Colonial Properties Trust                                 14,117ss.
    840,000         Crescent Real Estate Equities                             13,196
    600,000         iStar Financial                                           22,800
    176,300         Lexington Corporate Properties
                      Trust                                                    3,449ss.
                                                                            --------
                                                                              53,562

Freestanding (1.9%)
    520,000         Commercial Net Lease Realty                                8,840

Health Care (12.9%)
    497,800         Health Care Property Investors                            12,425
    231,700         Health Care REIT                                           7,477ss.
    118,600         Healthcare Realty Trust                                    4,284
    107,700         LTC Properties                                             1,846ss.
  1,033,500         Nationwide Health Properties                              19,740
  1,580,400         OMEGA Healthcare Investors                                15,409
                                                                            --------
                                                                              61,181

Industrial (7.2%)
    430,529         EastGroup Properties                                      13,962
    546,800         First Industrial Realty Trust                             20,035ss.
                                                                            --------
                                                                            $ 33,997

Lodging (3.0%)
    355,000         Hospitality Properties Trust                              14,157

Manufactured Homes (2.5%)
    784,600         Affordable Residential Communities                        12,004

Office (31.7%)
    409,800         Arden Realty                                              12,458
    352,600         Brandywine Realty Trust                                    9,626
    445,800         CarrAmerica Realty                                        13,592
     77,000         CRT Properties                                             1,663
    740,000         Equity Office Properties Trust                            19,203ss.
    450,200         Glenborough Realty Trust                                   8,230
    556,700         Highwoods Properties                                      12,915
  2,485,500         HRPT Properties Trust                                     25,029
    157,400         Kilroy Realty                                              5,572
     70,800         Mack-Cali Realty                                           2,896
    622,000         Maguire Properties                                        15,395
    548,000         Prentiss Properties Trust                                 18,774
    321,900         Trizec Properties                                          5,167
                                                                            --------
                                                                             150,520

Office - Industrial (6.7%)
    450,800         Bedford Property Investors                                12,618ss.
    215,000         Liberty Property Trust                                     8,256
    390,100         Reckson Associates Realty                                 10,810
                                                                            --------
                                                                              31,684

Regional Malls (6.4%)
    738,300         Glimcher Realty Trust                                     15,992ss.
     71,200         Macerich Co.                                               3,410
    258,900         Pennsylvania REIT                                          9,028
     35,000         Simon Property Group                                       1,806
                                                                            --------
                                                                              30,236

Self Storage (2.2%)
    267,700         Sovran Self Storage                                       10,384

Total Common Stocks
(Cost $535,847)                                                              535,330
                                                                            --------

Preferred Stocks (36.8%)

Apartments (0.9%)
    190,000         Apartment Investment & Management, Ser. U                  4,474

Community Centers (2.2%)
     60,000         Cedar Shopping Centers, Ser. A                             1,485
    360,000         Kramont Realty Trust, Ser. E                               9,108
                                                                            --------
                                                                              10,593

See Notes to Schedule of Investments

Schedule of Investments Neuberger Berman Real Estate Securities Income Fund Inc. cont'd
--------------------------------------------------------------------------------

Number of Shares                                                       Market Value+
                                                                     ($000's omitted)
Diversified (6.2%)
    430,000         Crescent Real Estate Equities, Ser. A                      8,759ss.
    200,000         iStar Financial, Ser. G                                    4,970
    600,000         iStar Financial, Ser. I                                   14,790
     32,000         PS Business Parks, Ser. K                                    816
                                                                            --------
                                                                              29,335

Health Care (5.3%)
    417,000         LTC Properties, Ser. F                                    10,100
    600,000         OMEGA Healthcare Investors, Ser. D                        15,054
                                                                            --------
                                                                              25,154

Industrial (1.0%)
    190,000         Keystone Property Trust, Ser. E                            4,769

Lodging (7.1%)
     54,600         Equity Inns, Ser. B                                        1,428
     42,000         Host Marriott, Ser. E                                      1,094
    780,000         Innkeepers USA Trust, Ser. C                              19,344
    480,000         Winston Hotels, Ser. B                                    11,587
                                                                            --------
                                                                              33,453

Manufactured Homes (3.2%)
    600,000         Affordable Residential Communities, Ser. A                15,300

Office (6.3%)
    100,000         Brandywine Realty Trust, Ser. C                            2,455
     80,000         Brandywine Realty Trust, Ser. D                            1,988
     90,000         Corporate Office Properties Trust, Ser. H                  2,173
    840,000         Maguire Properties, Ser. A                                 20,278ss.
    100,000         SL Green Realty, Ser. C                                    2,550
     20,000         SL Green Realty, Ser. D                                      507
                                                                            --------
                                                                              29,951

Regional Malls (2.9%)
     50,000         Glimcher Realty Trust, Ser. F                              1,301
    425,000         Glimcher Realty Trust, Ser. G                             10,476
     70,000         Saul Centers, Ser. A                                       1,820
                                                                            --------
                                                                              13,597

Self Storage (0.4%)
     75,000         Shurgard Storage Centers, Ser. D                           1,999

Specialty (1.3%)
    240,000         Capital Automotive REIT                                    6,000

Total Preferred Stocks
(Cost $177,098)                                                              174,625
                                                                            --------

Principal Amount

Short-Term Investments (13.3%)

$60,025,100     N&B Securities Lending Quality Fund, LLC                      60,025++
  3,122,507     Neuberger Berman Institutional Cash Fund Trust Class           3,123@
                                                                            --------
Total Short-Term Investments
(Cost $63,148)                                                                63,148#
                                                                            --------

Total Investments (163.0%)
  (Cost $776,093)                                                            773,103##
Liabilities, less cash, receivables
  and other assets [(11.4%)]                                                 (53,695)@@

Liquidation Value of Auction
  Market Preferred shares [(51.6%)]                                         (245,000)
                                                                            --------
Total Net Assets applicable to Common
  Shareholders (100.0%)                                                     $474,408
                                                                            --------

                                      NEUBERGER BERMAN JULY 31, 2004 (UNAUDITED)

Notes to Schedule of Investments
--------------------------------

+ Investments in securities by Neuberger Berman Real Estate Securities Income Fund Inc. (the "Fund") are valued at the latest sales price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities by a method the Board of Directors of the Fund (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. Specifically, when changes in the value of a certain index suggest that the closing prices on the foreign exchanges no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities based on an analysis showing historical correlations between the prices of those securities and changes in the index. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#      At cost, which approximates market value.

## At July 31, 2004, the cost of investments for U.S. Federal income tax purposes was $776,093,000. Gross unrealized appreciation of investments was $18,116,000 and gross unrealized depreciation of investments was $21,106,000, resulting in net unrealized depreciation of $2,990,000, based on cost for U.S. Federal income tax purposes.

ss.    All or a portion of this security is on loan.

++     Affiliated issuer.

(00)   Security is segregated as collateral for interest rate swap contracts.

@ Neuberger Berman Institutional Cash Fund is also managed by Neuberger Berman Management Inc.

@@ At July 31, 2004, the Fund had outstanding interest rate swap contracts as follows:

                                                                Rate Type
                                                          ----------------------
                                                                                        Accrued
                                                          Payments      Payments   Net Interest      Unrealized
       Swap                Notional         Termination    made by   received by     Receivable    Appreciation          Total
       Counter Party         Amount                Date   the Fund   the Fund(1)      (Payable)   (Depreciation)    Fair Value
       Merrill Lynch   $100,000,000   February 23, 2008     3.035%        1.433%      $(40,047)       $2,440,293    $2,400,246
       Merrill Lynch     85,000,000   February 23, 2009     3.387%        1.433%       (41,520)        2,406,818     2,365,298
                                                                                      --------        ----------    ----------
                                                                                       (81,567)        4,847,111     4,765,544

       (1) 30 day LIBOR (London Interbank Offered Rate)

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Real Estate Securities Income Fund, Inc.

     /s/ Peter E. Sundman
By:  --------------------
     Name:  Peter E. Sundman
     Title: Chief Executive Officer

Date:  September 28, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


     /s/ Peter E. Sundman
By:  --------------------
     Name:  Peter E. Sundman
     Title: Chief Executive Officer

Date: September 28, 2004


     /s/ Barbara Muinos
By:  ------------------
     Name:  Barbara Muinos
     Title: Treasurer and Principal Financial
            and Accounting Officer

Date: September 28, 2004